Federated California Municipal Cash Trust
A Portfolio of Money Market Obligations Trust
Institutional Shares (TICKER CAIXX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2015
Effective on June 2, 2015, the Fund will offer Investment Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Investment Shares.
June 2, 2015
Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452649 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated California Municipal Cash Trust
A Portfolio of Money Market Obligations Trust
Service Shares (TICKER CACXX)
Institutional Shares (TICKER CAIXX)
Cash II Shares (TICKER CALXX)
Capital Shares (TICKER CCCXX)
Cash Series Shares (TICKER CCSXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2015
Effective on June 2, 2015, the Fund will offer Investment Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Investment Shares.
June 2, 2015
Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452648 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOIXX)
SERVICE SHARES (TICKER GOSXX)
TRUST SHARES (TICKER GORXX)
CAPITAL SHARES (TICKER GOCXX)
PREMIER SHARES (TICKER GOFXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED SEPTEMBER 30, 2014 AND JANUARY 6, 2015
1. Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares and Cash Series Shares.
2. Under the heading entitled “Risk/Return Summary: Investments, Risks and Performance/What are the Fund's Main Investment Strategies?” in all Shares except Premier Shares, please delete the second sentence in the first paragraph and replace it with the following:
“The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations.”
3. Under the heading entitled “What are the Fund's Investment Strategies?” in all Shares except Premier Shares, please delete the second sentence in the second paragraph and replace it with the following:
“The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations.”
June 2, 2015
Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452647 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOIXX)
SERVICE SHARES (TICKER GOSXX)
TRUST SHARES (TICKER GORXX)
CAPITAL SHARES (TICKER GOCXX)
PREMIER SHARES (TICKER GOFXX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014 AND JANUARY 6, 2015
Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares and Cash Series Shares.
June 2, 2015

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452650 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Municipal Obligations Fund
A Portfolio of Money Market Obligations Trust
CAPITAL SHARES (TICKER MFCXX)
INSTITUTIONAL SHARES (TICKER MOFXX)
SERVICE SHARES (TICKER MOSXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Effective June 2, 2015, the Fund will offer Cash II Shares, Cash Series Shares, Investment Shares and Trust Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Cash II Shares, Cash Series Shares, Investment Shares and Trust Shares.
June 2, 2015
Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452652 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Municipal Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER MOFXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Effective June 2, 2015, the Fund will offer Cash II Shares, Cash Series Shares, Investment Shares and Trust Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Cash II Shares, Cash Series Shares, Investment Shares and Trust Shares.
June 2, 2015
Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452651 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Prime Cash Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER PCOXX)
SERVICE SHARES (TICKER PRCXX)
CAPITAL SHARES (TICKER PCCXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED SEPTEMBER 30, 2014
Effective on June 2, 2015, the Fund will offer Automated Shares, Cash II Shares, Cash Series Shares, Class R Shares and Trust Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Automated Shares, Cash II Shares, Cash Series Shares, Class R Shares and Trust Shares.
June 2, 2015
Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452654 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Prime Cash Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER PCOXX)
SERVICE SHARES (TICKER PRCXX)
CAPITAL SHARES (TICKER PCCXX)

SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2014
1. Effective on June 2, 2015, the Fund will offer Automated Shares, Cash II Shares, Cash Series Shares, Class R Shares and Trust Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Automated Shares, Cash II Shares, Cash Series Shares, Class R Shares and Trust Shares.
2. Under the section entitled “How to Purchase Shares,” sub-heading “By Telephone,” please delete the fourth sentence and replace it with the following:
“If you call the Fund by 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.”
3. Under the section entitled “How to Redeem and Exchange Shares,” sub-heading “By Telephone,” please delete the last two sentences and replace with the following:
“If you call the Fund by 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m. Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m. Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.”
June 2, 2015
Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-34, 1-7400.
Federated Securities Corp., Distributor
Q452655 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Prime Cash Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER PCOXX)
SERVICE SHARES (TICKER PRCXX)
CAPITAL SHARES (TICKER PCCXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Effective on June 2, 2015, the Fund will offer Automated Shares, Cash II Shares, Cash Series Shares, Class R Shares and Trust Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Automated Shares, Cash II Shares, Cash Series Shares, Class R Shares and Trust Shares.
June 2, 2015

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452656 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Trust for U.S. Treasury Obligations
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER TTOXX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2014
1. Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares or Cash Series Shares.
2. Effective June 2, 2015, the Fund's management fee was reduced to 0.20%. Under the heading entitled “Risk/Return Summary: Fees and Expenses,” please delete the Fee Table and Example and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[3]	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%
1	Effective June 2, 2015, the Fund's management fee was reduced to 0.20%.
2	Because the Fund's Institutional Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$47
3 Years	$148
5 Years	$258
10 Years	$579
June 2, 2015
Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452657 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Trust for U.S. Treasury Obligations
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER TTOXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014
1. Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares or Cash Series Shares.
2. Effective June 2, 2015, the Fund's management fee was reduced to 0.20%. Under the heading entitled “Risk/Return Summary: Fees and Expenses,” please delete the Fee Table and Example and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[3]	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%
1	Effective June 2, 2015, the Fund's management fee was reduced to 0.20%.
2	Because the Fund's Institutional Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$47
3 Years	$148
5 Years	$258
10 Years	$579
3. Under the section entitled “How to Purchase Shares,” sub-heading “By Telephone,” please delete the fourth sentence and replace it with the following:
“If you call the Fund by 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.”

4. Under the section entitled “How to Redeem and Exchange Shares,” sub-heading “By Telephone,” please delete the last two sentences and replace with the following:
“If you call the Fund by 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m. Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m. Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.”
5. Under the heading entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete the chart and replace it with the following chart:
FEDERATED TRUST FOR U.S. TREASURY OBLIGATIONS - IS CLASS
ANNUAL EXPENSE RATIO: 0.46%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$47.04	$10,454.00
2	$10,454.00	$522.70	$10,976.70	$49.18	$10,928.61
3	$10,928.61	$546.43	$11,475.04	$51.41	$11,424.77
4	$11,424.77	$571.24	$11,996.01	$53.75	$11,943.45
5	$11,943.45	$597.17	$12,540.62	$56.19	$12,485.68
6	$12,485.68	$624.28	$13,109.96	$58.74	$13,052.53
7	$13,052.53	$652.63	$13,705.16	$61.40	$13,645.11
8	$13,645.11	$682.26	$14,327.37	$64.19	$14,264.60
9	$14,264.60	$713.23	$14,977.83	$67.11	$14,912.21
10	$14,912.21	$745.61	$15,657.82	$70.15	$15,589.22
Cumulative		$6,155.55		$579.16
June 2, 2015
Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452658 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Trust for U.S. Treasury Obligations
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER TTOXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares or Cash Series Shares.
June 2, 2015

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452659 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.